UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2011

Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

McCarthy Multi-Cap Stock Fund
(MGAMX)

Semi-Annual Report
For the Six Months Ended
December 31, 2010

McCarthy Multi-Cap Stock Fund,
a series of Advisors Series Trust
(MGAMX)

Semi-Annual Letter to Shareholders
December 31, 2010

“Value, Growing Value and Management”
The Fund strives to maintain a portfolio of companies:
✓  that represent compelling investment value
✓  that should grow shareholder value in the future
✓  that are led by honest and capable managers

Dear Fellow and Prospective Shareholder:

Thank you for your investment in the McCarthy Multi-Cap Stock Fund. The McCarthy Multi-Cap Stock Fund’s (the “Fund,” ticker: MGAMX) performance for various periods ended December 31, 2010, and the performance for the Standard & Poor’s 500® Index (the “Index” or the “S&P 500®”), with dividends reinvested, are shown in the table below:

					Since
Portfolio or Index	Six	One	Three	Five	8/6/2001
As of December 31, 2010	Months	Year	Years	Years	Inception

Cumulative:
McCarthy Multi-Cap Stock Fund	+17.09%	+9.03%	+1.60%	+10.39%	+36.35%
S&P 500® Index	+23.27%	+15.06%	-8.32%	+11.99%	+25.62%

Annualized:
McCarthy Multi-Cap Stock Fund		+9.03%	+0.53%	+2.00%	+3.35%
S&P 500® Index		+15.06%	-2.86%	+2.29%	+2.46%

Gross Expense Ratio 1.14%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mgamx.com or calling 1-866-811-0228.

Performance Overview:
As noted in our June 30, 2010 shareholder letter, the Fund prefers the shares of “high quality” companies.  Our research has continued to find numerous high quality companies with what we feel have better risk/reward characteristics than lesser quality companies.  High quality companies tend to have the following characteristics: (1) they are larger companies with a global footprint and they can thus enjoy growth opportunities around the world (2) they have solid balance sheets and are self-funding – thus their growth is not dependent on creditors or the capital markets (3) they have a history of generating high returns on invested capital – with prudent capital allocation, shareholder value should grow and (4) they generate ample free cash flow which should allow the Company to pay, and raise, cash dividends, repurchase stock and invest in growth opportunities.

While the Fund produced double-digit returns in the second half of 2010, the Fund’s 17.09% gain underperformed the 23.27% gain of the S&P 500® Index.  For the twelve months ended December 31, 2010, the Fund gained 9.03% while the S&P 500® Index gained 15.06%.  While 2010 had periods of high quality stock leadership, performance was generally led by smaller capitalization companies and companies that we consider to be of lower quality.  Consistent with the Fund’s investment time horizon for stock investments, at December 31, 2010 the Fund’s cumulative three-year gain was 1.60% which outperformed the 8.32% cumulative loss of the S&P 500® Index.  Since inception in August, 2001, the Fund’s cumulative gain was 36.35% which outperformed the 25.62% gain of the S&P 500® Index.

Performance Attribution Discussion:
Generally, the aforementioned preference for lower quality and smaller capitalization stocks by stock market participants was obvious in the Fund’s weak showing for security selection in the second half of 2010.  We are optimistic that those preferences will be short-term in duration as market participants recognize the favorable reward-to-risk attributes of high quality stocks.

Ten Largest Fund Holdings
as of December 31, 2010%
Microsoft Corp.	3.3%
ConocoPhillips	3.1%
Verizon Communications, Inc.	2.9%
Devon Energy Corp.	2.8%
Johnson & Johnson	2.8%
ENSCO International, Inc.	2.7%
Exxon Mobil Corp.	2.7%
United Technologies Corp.	2.7%
Hewlett-Packard Co.	2.4%
Transatlantic Holdings, Inc.	2.4%
Total of Ten Largest Holdings	27.8%

For the six months ended December 31, 2010, the Fund’s Healthcare and Telecommuni-cations holdings contributed positively to performance.  Stock selection, rather than economic sector allocation, was the positive factor in the Fund’s Healthcare sector relative performance. Endo Pharmaceuticals Holdings, Inc. was the top contributor to overall Fund performance. The Telecommunications sector gave the Fund two top-ten contributors to overall performance for the six-months ended December 31, 2010. The Telecommunications stocks that helped performance were Verizon Communications, Inc. and Vodaphone Group, PLC.  Both stocks provided excellent price gains and an attractive dividend yield.  Based in England, Vodaphone Group, PLC provides wireless telecommunications services in Europe, Africa, Asia and also owns 45% of Verizon Wireless in the U.S.  Other notable contributors to performance included Energy sector stocks ConocoPhillips and Ensco PLC.

Relative performance for the second half of 2010 was hindered noticeably by our stocks in the Consumer Discretionary sector.  Among the Fund’s poorest performers were “for-profit” education stocks Apollo Group, Inc., Corinthian Colleges, Inc. and Lincoln Educational Services Corp.  Corinthian Colleges and Lincoln Educational were sold from the Fund’s portfolio before December 31, 2010.  Additional stocks that detracted from Fund performance were International Speedway Corp. and Hewlett-Packard Co.

Once again, thank you for being our partners in the McCarthy Multi-Cap Stock Fund!  The officers, employees, and affiliates of your Fund’s advisor have a substantial investment in the Fund.  We believe our investment in the Fund properly aligns our interests with yours, now and in the future.

Sincerely,

McCarthy Group Advisors, LLC

Richard L. Jarvis
Portfolio Manager

Opinions expressed are those of Richard L. Jarvis and are subject to change, are not guaranteed and should not be considered investment advice.

The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

“Free cash flow” is a company’s net operating cash flow minus expenditures required to maintain the company’s assets.  A company may use its free cash flow to pay dividends, reduce debt, repurchase stock or invest in growth opportunities.

“Return on invested capital” is a company’s net income divided by the total capital of the company.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  Indexes are not available for direct investment and do not incur expenses.

Fund sector allocations and portfolio holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus for the McCarthy Multi-Cap Stock Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Quasar Distributors, LLC.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2010 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHEDULE OF INVESTMENTS
at December 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 92.75%	Value

	Aerospace & Defense - 3.57%
10,500	The Boeing Co.	$685,230
20,000	ITT Corp.	1,042,200
15,000	Raytheon Co.	695,100
		2,422,530
	Beverages: Non-Alcoholic - 2.41%
25,000	PepsiCo., Inc.	1,633,250

	Computer Processing Hardware - 2.41%
38,800	Hewlett-Packard Co.	1,633,480

	Containers/Packaging - 1.37%
15,000	Greif, Inc. - Class A	928,500

	Contract Drilling - 4.89%
34,000	ENSCO International, Inc. - ADR	1,814,920
42,000	Noble Corp.#	1,502,340
		3,317,260

	Data Processing Services - 0.68%
25,000	Western Union Co.	464,250

	Department Stores - 1.60%
20,000	Kohl’s Corp.*	1,086,800

	Discount Stores - 2.38%
30,000	Wal-Mart Stores, Inc.	1,617,900

	Drugstore Chains - 2.31%
45,000	CVS Caremark Corp.	1,564,650

	Electronic Equipment /Instruments - 2.38%
140,000	Xerox Corp.	1,612,800

	Household/Personal Care - 4.21%
15,500	Colgate-Palmolive Co.	1,245,735
25,000	Procter & Gamble Co.	1,608,250
		2,853,985

	Industrial Conglomerates - 2.66%
22,900	United Technologies Corp.	1,802,688

	Information Technology Services - 1.60%
7,400	International Business Machines Corp.	1,086,024

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 92.75% (Continued)	Value

	Integrated Oil - 5.81%
31,000	ConocoPhillips	$2,111,100
25,000	Exxon Mobil Corp.	1,828,000
		3,939,100

	Life/Health Insurance - 0.82%
20,000	Lincoln National Corp.	556,200

	Major Banks - 1.72%
38,600	Bank of New York Mellon Corp.	1,165,720

	Major Telecommunications - 7.16%
25,000	Atlantic Tele-Network, Inc.	958,500
8,000	Telus Corp.#	348,480
55,000	Verizon Communications, Inc.	1,967,900
60,000	Vodafone Group Plc - ADR	1,585,800
		4,860,680
	Managed Health Care - 5.66%
33,580	UnitedHealth Group, Inc.	1,212,574
40,000	WellCare Health Plans, Inc.*	1,208,800
25,000	Wellpoint, Inc.*	1,421,500
		3,842,874
	Oil & Gas Production - 2.78%
24,000	Devon Energy Corp.	1,884,240

	Other Consumer Services - 1.45%
25,000	Apollo Group, Inc. - Class A*	987,250

	Other Metals/Minerals - 0.92%
7,000	Compass Minerals International, Inc.	624,890

	Packaged Software - 3.26%
79,300	Microsoft Corp.	2,214,056

	Pharmaceuticals: Generic - 0.76%
24,300	Mylan, Inc.*	513,459

	Pharmaceuticals: Major - 9.66%
28,600	Abbott Laboratories	1,370,226
41,000	Bristol-Myers Squibb Co.	1,085,680
30,946	Johnson & Johnson	1,914,010
30,921	Merck & Co., Inc.	1,114,393
61,000	Pfizer, Inc.	1,068,110
		6,552,419

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 92.75% (Continued)	Value
	Property/Casualty Insurance - 9.06%
25,000	ACE Ltd.#	$1,556,250
10,000	Allied World Assurance Company Holdings, Ltd.#	594,400
47,000	Aspen Insurance Holdings Ltd.#	1,345,140
12,500	Berkshire Hathaway, Inc. - Class B*	1,001,375
32,000	Transatlantic Holdings, Inc.	1,651,840
		6,149,005
	Reinsurance - 5.05%
30,000	Endurance Specialty Holdings Ltd.#	1,382,100
46,270	Montpelier Re Holdings Ltd.#	922,624
17,600	RenaissanceRe Holdings Ltd.#	1,120,944
		3,425,668
	Semiconductors - 4.17%
68,000	Intel Corp.	1,430,040
43,000	Texas Instruments, Inc.	1,397,500
		2,827,540
	Telecommunications Equipment - 2.00%
30,000	Harris Corp.	1,359,000
	TOTAL COMMON STOCKS
	(Cost $53,619,632)	62,926,218

	SHORT-TERM INVESTMENTS - 6.98%
4,734,969	Federated Prime Obligations Fund,
	Institutional Class, 0.17%†
	(Cost $4,734,969)	4,734,969
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $58,354,601) - 99.73%	67,661,187
	Other Assets in Excess of Liabilities - 0.27%	186,273
	NET ASSETS - 100.00%	$67,847,460

*	Non-income producing security.
#	U.S.traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of December 31, 2010.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2010 (Unaudited)

ASSETS
Investments, at value (cost $58,354,601)	$67,661,187
Cash	22,219
Receivables:
Fund shares issued	163,352
Dividends and interest	95,540
Prepaid expenses	9,493
Total Assets	67,951,791
LIABILITIES
Payables:
Fund shares redeemed	24,905
Advisory fees	51,078
Audit fees	9,208
Fund accounting fees	5,239
Printing and mailing fees	1,735
Transfer agent fees and expenses	1,414
Administration fees	6,739
Custodian fees	2,556
Chief Compliance Officer fee	1,457
Total Liabilities	104,331
NET ASSETS	$67,847,460
Net asset value, offering and redemption price per share
[$67,847,460 / 6,250,763 shares outstanding; unlimited
number of shares (par value $0.01) authorized]	$10.85
COMPONENTS OF NET ASSETS
Paid-in capital	$57,069,126
Undistributed net investment income	299,504
Accumulated net realized gain on investments	1,172,184
Net unrealized appreciation on investments and
foreign currency related transactions	9,306,646
Net Assets	$67,847,460

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $4,700)	$605,606
Interest	4,039
Total income	609,645
EXPENSES
Advisory fees (Note 4)	198,597
Administration fees (Note 4)	36,694
Fund accounting fees (Note 4)	16,478
Transfer agent fees and expenses (Note 4)	13,810
Audit fees	9,212
Custody fees (Note 4)	8,240
Legal fees	7,331
Chief Compliance Officer fee (Note 4)	4,457
Trustee fees	4,220
Registration fees	3,489
Miscellaneous fees	2,541
Shareholder reporting	2,678
Insurance	2,394
Total expenses	310,141
NET INVESTMENT INCOME	299,504
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,867,589
Net change in unrealized appreciation on investments	6,423,897
Net realized and unrealized gain on investments	9,291,486
Net Increase in Net Assets Resulting from Operations	$9,590,990

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$299,504	$458,996
Net realized gain on investments
and option contracts written	2,867,589	810,700
Net change in unrealized appreciation
on investments and option contracts written	6,423,897	4,828,374
Net increase in net assets
resulting from operations	9,590,990	6,098,070
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(459,739)	(239,009)
Total decrease in net assets
resulting from distributions	(459,739)	(239,009)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	6,584,446	4,683,693
Total increase in net assets	15,715,697	10,542,754
NET ASSETS
Beginning of period	52,131,763	41,589,009
End of period	$67,847,460	$52,131,763
Includes undistributed net investment income of	$299,504	$459,739

(a)	A summary of shares transactions is as follows:

	Six Months Ended
	December 31, 2010		Year Ended
	(Unaudited)		June 30, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	939,513	$9,156,318	581,766	$5,667,019
Shares issued in reinvestment
of distributions	40,856	440,424	22,930	227,231
Shares redeemed	(318,653)	(3,012,296)	(125,178)	(1,210,557)
Net increase	661,716	$6,584,446	479,518	$4,683,693

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2010		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value,
beginning of period	$9.33		$8.14	$10.30	$12.51	$11.54	$11.46
Income from
investment operations:
Net investment income/(loss)	0.04		0.08	0.04	0.02	0.06	(0.01)
Net realized and unrealized
gain/(loss) on investments
and option contracts written	1.55		1.16	(2.11)	(1.07)	1.47	0.73
Total from
investment operations	1.59		1.24	(2.07)	(1.05)	1.53	0.72
Less distributions
to shareholders:
From net investment income	(0.07)		(0.05)	(0.02)	(0.05)	(0.02)	—
From net realized gain
on investments and option
contracts written	—		—	(0.07)	(1.11)	(0.54)	(0.64)
Total distributions	(0.07)		(0.05)	(0.09)	(1.16)	(0.56)	(0.64)
Net asset value, end of period	$10.85		$9.33	$8.14	$10.30	$12.51	$11.54
Total return	17.09	%1	15.14%	-19.95%	-8.87%	13.51%	6.18%
Supplemental data and ratios:
Net assets,
end of period (in millions)	$67.8		$52.1	$41.6	$36.9	$44.7	$39.6
Ratio of net expenses
to average net assets:
Before fee waiver/recoupment	1.01	%2	1.07%	1.19%	1.15%	1.11%	1.43%
After fee waiver/recoupment	1.01	%2	1.10%	1.15%	1.15%	1.15%	1.22	%3
Ratio of net investment
income/(loss) to average net assets:
Before fee waiver/recoupment	0.98	%2	0.92%	0.61%	0.19%	0.57%	(0.26%)
After fee waiver/recoupment	0.98	%2	0.89%	0.65%	0.19%	0.53%	(0.05	%)3
Portfolio turnover rate	27	%1	50%	100%	104%	62%	75%

1	Not annualized.
2	Annualized.
3	Effective April 6, 2006, the Advisor contractually agreed to lower the net annual operating expense limit to 1.15%.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The McCarthy Multi-Cap Stock Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund commenced operations on August 6, 2001.  The investment objective of the Fund is to seek long-term growth of capital.  The Fund pursues this objective by investing primarily in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes. It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Fund’s 2010 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

D.
Share Valuation.  The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.  A Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Options Transactions.  The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

The risks inherent in the use of options include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and movement in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the possible nonperformance by the counterparty under the terms of the contract.

G.
REITs. The Fund can invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

I.
Events Subsequent to the Fiscal Period End. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities:  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest available bid price and lowest ask price across any of the exchanges on which an option is quoted.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.

Short-Term Notes:  Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2010:

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total
Equity
Communications	$4,860,680	$—	$—	$4,860,680
Consumer Non-Durables	4,487,235	—	—	4,487,235
Consumer Services	987,250	—	—	987,250
Electronic Technology	9,855,350	—	—	9,855,350
Energy Minerals	5,823,340	—	—	5,823,340
Finance	11,296,593	—	—	11,296,593
Health Services	3,842,874	—	—	3,842,874
Health Technology	7,065,878	—	—	7,065,878
Industrial Services	3,317,260	—	—	3,317,260
Non-Energy Minerals	624,890	—	—	624,890
Process Industries	928,500	—	—	928,500
Producer Manufacturing	1,802,688	—	—	1,802,688
Retail Trade	4,269,350	—	—	4,269,350
Technology Services	3,764,330	—	—	3,764,330
Total Equity	62,926,218	—	—	62,926,218
Short-Term Investments	4,734,969	—	—	4,734,969
Total Investments in Securities	$67,661,187	$—	$—	$67,661,187

There were no significant transfers into and out of levels 1 and 2 during the current period presented.

See the Fund’s Schedule of Investments for additional information.

New Accounting Pronouncement:  On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Fund is evaluating the implications of the update and the impact to the financial statements.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McCarthy Group Advisors, L.L.C. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at an annual rate of 0.75% of the first $20 million of the Fund’s average daily net assets, and 0.60% of the Fund’s average daily net assets over $20 million.  For the six months ended December 31, 2010, the Fund incurred $198,597 in advisory fees.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s total operating expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed 1.15%.  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor in subsequent fiscal years, provided the aggregate amount of the Fund’s current operation for such fiscal year does not exceed the applicable limitation of the Fund’s expenses.  Under the expense limitation agreement, the Advisor may recoup reimbursements only for fee reductions and expense payments made in the previous three fiscal years. At December 31, 2010, the balance of previously waived advisory fees eligible for recoupment was $0.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC, (the “Administrator” or “Transfer Agent”) acts as administrator for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant for the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as custodian to the Fund.  For the six months ended December 31, 2010, the Fund incurred the following expenses for administration, fund accounting, and custody:

Administration	$36,694
Fund accounting	16,478
Custody	8,240

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended December 31, 2010, the Fund was allocated $4,457 of the Chief Compliance Officer fee.

NOTE 5 – DERIVATIVE INSTRUMENTS

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund’s derivatives are not accounted for as hedging instruments under FAS 133.  Even though the Fund may use derivatives as a hedging instrument, the Fund’s derivatives are not considered to be hedging instruments under FAS 133.

As of December 31, 2010, the Fund did not hold any derivative instruments.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $19,458,584 and $15,345,421, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a line of credit in the amount of $8,500,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended December 31, 2010, the Fund did not draw upon the line of credit.

NOTE 8 – INCOME TAXES

The tax character of distributions paid during the six months ended December 31, 2010 and the fiscal year ended June 30, 2010 were as follows:

	12/31/10	6/30/10
Ordinary income	$459,739	$239,009

Ordinary income distributions may include dividends paid from short-term capital gains.

As of June 30, 2010, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$49,451,069
Gross tax unrealized appreciation	5,398,587
Gross tax unrealized depreciation	(2,743,237)
Net tax unrealized appreciation	2,655,350
Undistributed ordinary income	459,739
Undistributed long-term capital gain	—
Total distributable earnings	459,739
Other accumulated gains/losses	(1,468,006)
Total accumulated earnings/(losses)	$1,647,083

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

At June 30, 2010, the Fund had a capital loss carryforward of $1,467,929, which expires as follows:

Year	Amount
2017	$29,384
2018	1,438,545
$1,467,929

NOTE 9 – REORGANIZATION

At a meeting held on October 27 and 28, 2010, the Board of Trustees of Advisors Series Trust (“AST”) approved an Agreement and Plan of Reorganization (the “Plan”) relating to the Fund, subject to shareholder approval.  The Plan provided for the transfer of all assets and liabilities of the Fund to the WHG Dividend Growth Fund (the “WHG Fund”), a series of The Advisors’ Inner Circle Fund, in exchange for Institutional Shares of the WHG Fund (the “Reorganization”).  The WHG Fund would have the same investment objective, investment strategies and risks of the Fund.

At the close of business on November 18, 2010, the Advisor was acquired by Westwood Holdings Group, Inc., the parent company of Westwood Management Corp. (“Westwood”).  The employees of the Advisor, including the Fund’s current portfolio manager, became employees of Westwood.  The WHG Fund would have the same portfolio manager that manages the Fund.

At a shareholder meeting held on February 1, 2011, the shareholders of the Fund approved the reorganization.  At the close of business on February 4, 2011, the Fund reorganized into the WHG Fund.  Since the WHG Fund is a series of The Advisors’ Inner Circle Fund, not AST, its governance and service providers have changed.  Under the Plan, Westwood has agreed to bear all expenses of the Reorganization.

EXPENSE EXAMPLE
at December 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 – 12/31/10).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15% per the advisory agreement.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/10	12/31/10	7/1/10 – 12/31/10
Actual	$1,000.00	$1,170.90	$5.53
Hypothetical (5% return	$1,000.00	$1,020.11	$5.14
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

OTICE TO SHAREHOLDERS
at December 31, 2010 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 811-0228 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2010

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available without charge, upon request, by calling (866) 811-0228.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling (866) 811-0228.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-811-0228 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
McCarthy Group Advisors, L.L.C.
1125 South 103rd Street, Suite 250
Omaha, Nebraska 68124-6019

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/7/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/7/11

* Print the name and title of each signing officer under his or her signature